UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act File number: 811-4321

JPMorgan Value Opportunities Fund, Inc.
(Exact name of registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Jeffrey L. Steele
President
JPMorgan Value Opportunities Fund, Inc.
1101 Vermont Avenue, NW
Washington, DC 20005
(Name and address of agent for service)

Copies to:
Julian E. Markham, Esq.
Thompson, O'Donnell
1212 New York Avenue, Suite 1000, NW
Washington, DC 20005
(Counsel for the registrant)

Registrant's telephone number, including area code:   (202) 842-5665

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

ITEM	ITEM 1. Schedule of Investments.

SHARES	SECURITY DESCRIPTION	VALUE ($)
Common Stocks — 95.1%
Consumer Discretionary — 9.3%
	Auto Components — 1.0%
209	Johnson Controls, Inc.	6,903

	Hotels, Restaurants & Leisure — 1.0%
60	Carnival Corp.	2,317
126	International Game Technology	2,326
70	Royal Caribbean Cruises Ltd. (a)	2,293
		6,936
	Household Durables — 0.6%
58	KB Home	975
170	Lennar Corp., Class A	2,923
		3,898
	Media — 5.1%
261	Gannett Co., Inc.	4,308
117	Time Warner Cable, Inc.	6,255
275	Time Warner, Inc.	8,584
446	Walt Disney Co. (The)	15,571
		34,718
	Multiline Retail — 0.4%
47	Kohl's Corp. (a)	2,580

	Specialty Retail — 0.7%
221	Staples, Inc.	5,173

	Textiles, Apparel & Luxury Goods — 0.5%
86	Coach, Inc.	3,407

	Total Consumer Discretionary	63,615
Consumer Staples — 5.5%
	Beverages — 0.8%
97	Coca-Cola Co. (The)	5,335

	Food & Staples Retailing — 3.1%
322	CVS/Caremark Corp.	11,786
96	Kroger Co. (The)	2,085
157	SYSCO Corp.	4,629
47	Wal-Mart Stores, Inc.	2,589
		21,089
	Food Products — 0.6%
53	General Mills, Inc.	3,781

	Household Products — 1.0%
112	Procter & Gamble Co. (The)	7,106

	Total Consumer Staples	37,311
Energy — 16.0%
	Energy Equipment & Services — 2.3%
34	Baker Hughes, Inc.	1,597
181	Halliburton Co.	5,451
139	Schlumberger Ltd.	8,792
		15,840
	Oil, Gas & Consumable Fuels — 13.7%
84	Anadarko Petroleum Corp.	6,096
59	Apache Corp.	6,003
198	Chevron Corp.	15,027
277	ConocoPhillips	14,164
12	EOG Resources, Inc.	1,134

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Oil, Gas & Consumable Fuels — Continued
358	Exxon Mobil Corp.	23,994
210	Occidental Petroleum Corp.	17,764
372	Williams Cos., Inc. (The)	8,593
		92,775

	Total Energy	108,615
Financials — 25.9%
	Capital Markets — 5.3%
110	Goldman Sachs Group, Inc. (The)	18,815
349	Morgan Stanley	10,223
159	State Street Corp.	7,198
		36,236
	Commercial Banks — 7.0%
279	BB&T Corp.	9,024
271	Fifth Third Bancorp	3,679
208	U.S. Bancorp	5,382
875	Wells Fargo & Co.	27,235
112	Zions Bancorp	2,444
		47,764
	Consumer Finance — 1.2%
187	Capital One Financial Corp.	7,748

	Diversified Financial Services — 6.4%
1,721	Bank of America Corp.	30,711
2,221	Citigroup, Inc. (a)	8,995
183	North American Financial Holdings, Inc., Class A (a) (e) (f) (i)	3,666
		43,372
	Insurance — 4.5%
120	ACE Ltd., (Switzerland)	6,271
117	Aflac, Inc.	6,379
110	Genworth Financial, Inc., Class A (a)	2,010
23	MetLife, Inc.	997
12	Primerica, Inc. (a)	177
89	Principal Financial Group, Inc.	2,588
143	Prudential Financial, Inc.	8,679
63	RenaissanceRe Holdings Ltd., (Bermuda)	3,600
		30,701
	Real Estate Investment Trusts (REITs) — 1.1%
55	Alexandria Real Estate Equities, Inc.	3,688
93	Annaly Capital Management, Inc.	1,589
361	Lexington Realty Trust	2,349
		7,626
	Thrifts & Mortgage Finance — 0.4%
161	New York Community Bancorp, Inc.	2,655

	Total Financials	176,102
Health Care — 9.2%
	Biotechnology — 0.1%
16	Celgene Corp. (a)	969

	Health Care Equipment & Supplies — 0.7%
27	Baxter International, Inc.	1,595
64	Covidien plc, (Ireland)	3,223
		4,818

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Health Care Providers & Services — 2.6%
123	Aetna, Inc.	4,307
60	McKesson Corp.	3,952
145	WellPoint, Inc. (a)	9,316
		17,575
	Pharmaceuticals — 5.8%
95	Abbott Laboratories	4,982
512	Merck & Co., Inc.	19,136
891	Pfizer, Inc.	15,279
		39,397

	Total Health Care	62,759
Industrials — 10.2%
	Aerospace & Defense — 1.9%
76	Honeywell International, Inc.	3,458
27	Precision Castparts Corp.	3,463
79	United Technologies Corp.	5,779
		12,700
	Electrical Equipment — 0.8%
64	Cooper Industries plc	3,068
44	Roper Industries, Inc.	2,568
		5,636
	Industrial Conglomerates — 1.9%
513	General Electric Co.	9,344
86	Tyco International Ltd., (Switzerland)	3,294
		12,638
	Machinery — 3.4%
97	Deere & Co.	5,774
65	Eaton Corp.	4,898
45	Joy Global, Inc.	2,561
92	Navistar International Corp. (a)	4,124
91	Parker Hannifin Corp.	5,877
		23,234
	Road & Rail — 1.9%
153	Norfolk Southern Corp.	8,535
64	Union Pacific Corp.	4,724
		13,259
	Trading Companies & Distributors — 0.3%
59	GATX Corp.	1,699

	Total Industrials	69,166
Information Technology — 8.1%
	Communications Equipment — 1.0%
270	Cisco Systems, Inc. (a)	7,021

	Computers & Peripherals — 2.3%
299	Hewlett-Packard Co.	15,905

	Electronic Equipment, Instruments & Components — 1.5%
498	Corning, Inc.	10,057

	Internet Software & Services — 0.4%
5	Google, Inc., Class A (a)	2,588

SHARES	SECURITY DESCRIPTION	VALUE ($)
	Semiconductors & Semiconductor Equipment — 1.0%
245	Applied Materials, Inc.	3,300
125	Intersil Corp., Class A	1,844
77	Marvell Technology Group Ltd., (Bermuda) (a)	1,571
		6,715
	Software — 1.9%
257	Microsoft Corp.	7,512
298	Symantec Corp. (a)	5,047
		12,559

	Total Information Technology	54,845
Materials — 3.4%
	Chemicals — 2.2%
288	Dow Chemical Co. (The)	8,512
68	E.l. du Pont de Nemours & Co.	2,536
50	PPG Industries, Inc.	3,257
12	Praxair, Inc.	954
		15,259
	Containers & Packaging — 0.4%
133	Sealed Air Corp.	2,802

	Metals & Mining — 0.8%
32	Freeport-McMoRan Copper & Gold, Inc.	2,665
40	United States Steel Corp.	2,528
		5,193

	Total Materials	23,254
Telecommunication Services — 4.0%
	Diversified Telecommunication Services — 3.3%
724	Verizon Communications, Inc.	22,464

	Wireless Telecommunication Services — 0.7%
1,244	Sprint Nextel Corp. (a)	4,728

	Total Telecommunication Services	27,192
Utilities — 3.5%
	Electric Utilities — 2.3%
132	Edison International	4,494
127	FPL Group, Inc.	6,152
416	NV Energy, Inc.	5,135
		15,781
	Multi-Utilities — 0.8%
93	Public Service Enterprise Group, Inc.	2,745
66	SCANA Corp.	2,481
		5,226
	Water Utilities — 0.4%
139	American Water Works Co., Inc.	3,025

	Total Utilities	24,032

	Total Common Stocks	646,891
	(Cost $524,848)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Preferred Stock — 0.5%
Materials — 0.5%
	Metals & Mining — 0.5%
29	Freeport-McMoRan Copper & Gold, Inc., 6.750%, 05/01/10	3,341
	(Cost $1,903)
Short-Term Investment — 1.7%
	Investment Company — 1.7%
11,643	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.070% (b) (l)	11,643
	(Cost $11,643)
	Total Investments — 97.3%	661,875
	(Cost $538,394)
	Other Assets in Excess of Liabilities — 2.7%	18,214

	NET ASSETS — 100.0%	$680,089

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Directors. The Fund owns fair valued securities with a value of approximately $3,666,000 which amounts to 0.6% of total investments.

(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Directors and may be difficult to sell.
(l)	The rate shown is the current yield as of March 31, 2010.

As of March 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$130,920
Aggregate gross unrealized depreciation	-7,439
Net unrealized appreciation/depreciation	$123,481
Federal income tax cost of investments	$538,394

Value Opportunities Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1	Level 2	Level 3	Total
	Quoted prices	Other significant observable inputs	Significant unobservable inputs
Investments in Securities
Common Stocks
Consumer Discretionary	$63,615	$–	$–	$63,615
Consumer Staples	37,311	–	–	37,311
Energy	108,615	–	–	108,615
Financials	172,436	–	3,666	176,102
Health Care	62,759	–	–	62,759
Industrials	69,166	–	–	69,166
Information Technology	54,845	–	–	54,845
Materials	23,254	–	–	23,254
Telecommunication Services	27,192	–	–	27,192
Utilities	24,032	–	–	24,032
Total Common Stocks	643,225	–	3,666	646,891
Preferred Stocks
Materials	–	3,341	–	3,341
Total Preferred Stocks	–	3,341	–	3,341
Short-Term Investments
Investment Companies	11,643	–	–	11,643
Total Investments in Securities	$654,868	$3,341	$3,666	$661,875

ITEM 2.  Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There was no change in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

               The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Value Opportunities Fund, Inc.

By  /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: May 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jeffrey L. Steele
         Jeffrey L. Steele, President and Principal Executive Officer

Date: May 26, 2010

 By  /s/ Michael W. Stockton
          Michael W. Stockton, Principal Financial Officer,
           Senior Vice President and Treasurer

Date: May 26, 2010